Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial assets and financial liabilities
11.	Financial assets and financial liabilities

11.1	Financial assets

Set out below is the carrying amount of financial assets as of December 31, 2018

	NOTE	As of December 31, 2018
		(Thousands of yen)
Financial assets measured at amortized cost
Trade and other receivables		4,647,761
Lease deposit receivable		2,441,289
Construction loan receivable from lessors	(i)	756,106
Other financial assets		17,037

Equity instruments designated at fair value through OCI
Investment securities		15,358
Other non-current financial assets		170

Financial assets measured at fair value through profit or loss
Other non-current financial assets		65,032

Total financial assets		7,942,753

Trade and other receivables		4,647,761
Current portion of construction loan receivable from lessors	(i)	70,384
Other current financial assets		5,360
Lease deposits receivable		2,441,289
Construction loan receivable loan from lessors	(i)	685,722
Other non-current financial assets		92,237

Total		7,942,753

Set out below is the carrying amount of financial assets as of December 31, 2017

	NOTE	As of December 31, 2017
		(Thousands of yen)
AFS financial assets
Quoted equity shares		17,898

Loans and receivables
Trade and other receivables		2,844,337
Long-term deposits		30,695
Other financial assets		72,433
Lease deposits receivable		1,732,892

Total financial assets		4,698,255

Trade and other receivables		2,844,337
Current portion of construction loan receivable from lessors	(i)	6,960
Other current financial assets		11,815
Lease deposits receivable		1,732,892
Construction loan receivable from lessors	(i)	48,029
Other non-current financial assets		54,222

Total		4,698,255

(i)

Due to the increase in the materiality of construction loan receivable from lessors in 2018, the amount, which had in previous periods been included in other current and other non-current financial assets, is disclosed separately within current assets and non-current assets in this accounting period respectively. This change was also reflected in the comparative period information accordingly.

Equity instruments designated at fair value through OCI mainly include investments in equity shares of listed companies. Fair values of these quoted equity shares are determined by reference to published price quotations in an active market. These investments were irrevocably designated at fair value through OCI as the Group considers these investments to be strategic in nature. The Group holds JPY15,358 thousands of listed shares of AEON MALL Co., Ltd as of December 31, 2018. In 2018, the Group received dividends in the amount of ¥342 thousands.

Debt instruments measured at amortized cost include trade receivables and lease deposit receivables.

See Note 11.4 on credit risk of trade and other receivables, which explains how the Group manages and measures their credit quality.

11.2	Financial Liabilities Interest-bearing loans and borrowings

	NOTE	Maturity	As of December 31, 2018	As of December 31, 2017
			(Thousands of yen)
Financial liabilities at amortized cost, interest-bearing loans and borrowings
Secured long-term bank borrowings at variable interest rates	(i)		—	1,340,446
Unsecured long-term bank borrowings at fixed interest rates	(ii)	2019-2021	2,465,992	1,175,975
Unsecured long-term bank borrowings at variable interest rates	(iii)	2019-2021	2,735,420	14,000

Total interest-bearing loans and bank borrowings			5,201,412	2,530,421

Total current			2,270,134	1,091,898
Total non-current			2,931,278	1,438,523

Total			5,201,412	2,530,421

(i)

The secured long-term bank borrowings were interest-bearing at Tokyo Interbank Offered Rate (“TIBOR”) plus 0.5% per annum. Interest rate as of December 31, 2017 was 0.55% per annum. Covenants with a financial institution required the Company to maintain ordinary income in the statements of profit or loss on a stand-alone basis prepared in accordance with Japanese GAAP, for each fiscal year ended, on or after December 31, 2015.

Secured borrowings are secured on the Group’s assets. Refer to Note 36 for further details.

(ii)	The unsecured long-term bank borrowings are interest-bearing at weighted average fixed rates at December 31, 2018 and 2017 of 0.74% and 0.87% per annum, respectively.
(iii)

The unsecured long-term bank borrowings are interest-bearing at TIBOR plus 0.46% to 0.56% (December 31, 2017: TIBOR plus 1.15% to 1.43%). Weighted average interest rates as of December 31, 2018 and 2017 are 0.49% and 1.21% per annum, respectively. Covenants with a financial institution require the Company to maintain ordinary income in the statements of profit or loss on a stand-alone basis prepared in accordance with Japanese GAAP (profit excluding extraordinary items, such as impairment losses and provisions for onerous lease contracts from profit before tax), for each fiscal year ended, on or after December 31, 2017. The Group was in compliance with the covenant requirements as at December 31, 2018.

11.3	Financial liabilities

	As of December 31, 2018	As of December 31, 2017
	(Thousands of yen)
Financial liabilities at amortized cost, other than interest-bearing loans and borrowings
Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Franchise deposit liabilities	1,226,396	634,017
Construction accounts payable	1,003,212	336,908
Other financial liabilities	25,621	13,173

Total other financial liabilities	11,062,729	6,423,740

Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Other current financial liabilities	1,017,362	342,524
Other non-current financial liabilities	1,237,867	641,574

Total	11,062,729	6,423,740

11.4	Financial instruments risk management objectives and policies

The Group’s principal financial liabilities comprise interest-bearing loans and borrowings, trade and other payables and other financial liabilities. The main purpose of these financial liabilities is to finance the Group’s operations. The Group’s principal financial assets include trade and other receivables, other financial assets and cash and cash equivalents that derive directly from its operations. The Group also holds equity investments.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s management oversees the management of these risks. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarized below.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and equity price risk. Financial instruments affected by market risk include trade and other receivables, trade payables, interest-bearing loans and borrowings, and equity instruments.

The sensitivity analyzes in the following sections relate to the position as at December 31, 2018 and 2017. The sensitivity analyzes have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and the proportion of financial instruments in foreign currencies are all constant at December 31, 2018 and 2017.

The analyzes exclude the impact of movements in market variables on provisions; and the non-financial assets and liabilities of foreign operations.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates. The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate borrowings.

Interest rate sensitivity

The sensitivity analysis below demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of borrowings affected. Below is a negative effect on the Group’s profit before tax if the interest rate rises by 100 basis points, conversely, if the interest rate drops by 100 basis points, it will have a positive effect of the same amount. This analysis has been prepared assuming the amount of liabilities outstanding at the end of the reporting period had existed throughout the whole year.

	2018	2017
	(Thousands of yen)
Change in basis points	+100	+100
Effect on profit before tax	(27,354)	(13,544)

The assumed movement in basis points for the interest rate sensitivity analysis is based on the currently observable market environment.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s loans in foreign subsidiaries.

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in the US dollar (USD) exchange rate, with all other variables held constant. Below is a positive effect on the Group’s profit before tax if the USD exchange rate rises by 5 percent, conversely, if USD exchange rate drops by 5 percent, it will have a negative effect of the same amount. The Group’s exposure to foreign currency changes for all other currencies is not material.

	2018	2017
	(Thousands of yen)
Change in USD rate	+5%	+5%
Effect on profit before tax	97,840	44,500

Equity price risk

The Group’s listed equity shares are susceptible to market price risk arising from uncertainties about future values of the investment securities.

The Group’s equity price risk is mainly concentrated on equity instruments quoted on the Tokyo Stock Exchange. Management closely monitors price risk and considers hedging the risk exposure should the need arise. The Group considers the exposure of other price risk for its equity investments is not significant. Accordingly, no sensitivity analysis is presented.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.

In order to minimize credit risk, the Group has policies in place for determination of credit limits, credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue receivables. In addition, the Group reviews the recoverable amount of each individual receivable at the end of each quarter to ensure that adequate impairment losses are made for unrecoverable amounts and deposits are received from franchisees to mitigate credit risk related to franchised restaurants. In this regard, the directors of the Group consider that the Group’s credit risk is significantly reduced. For more information on trade receivables, refer to Note 8.

An impairment analysis is performed at each reporting date to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. The Group holds collateral as security in order to minimize credit risks of trade receivables from franchise restaurants. The Group evaluates the concentration of risk with respect to trade receivables as its customers are located in several jurisdictions and industries and operate in largely independent markets.

Set out below is the carrying amount of financial assets measured at amortized cost and the movement of loss allowance the credit risk exposure on the Group’s trade receivables and other financial assets.

	2018
	Simplified approach for trade receivables and lease receivables	Financial assets measured at an amount equal to 12-month expected credit losses	Financial assets measured at an amount equal to life time credit losses	Financial assets considered credit impaired	Total
	(Thousands of yen)
Carrying amount
As of December 31, 2017	2,844,337	1,836,020	—	12,142	4,692,499

Amounts transferred to credit-impaired financial assets	—	(1,838)	—	1,838	—
Amounts written-off during the year	—	—	—	(2,315)	(2,315)
Change during the year	1,803,424	1,380,250	—	—	3,183,674

As of December 31, 2018	4,647,761	3,214,432	—	11,665	7,873,858

	2018
	Simplified approach for trade receivables and lease receivables	Financial assets measured at an amount equal to 12-month expected credit losses	Financial assets measured at an amount equal to life time credit losses	Financial assets considered credit impaired	Total
	(Thousands of yen)
Expected credit losses
As of December 31, 2017	—	—	—	12,142	12,142

Amounts transferred to credit-impaired financial assets	—	—	—	1,838	1,838
Amounts recovered during the year	—	—	—	(2,315)	(2,315)

As of December 31, 2018	—	—	—	11,665	11,665

The Group has no significant concentration of credit risk on trade receivables, with exposure spread over a large number of counterparties and customers.

The credit risk on liquid funds is limited because the counterparties are banks with good reputation and credit rating

Liquidity risk

The Group monitors and maintains a level of cash and cash equivalents deemed adequate to finance the Group’s operation and to mitigate the effects of fluctuations in cash flows based on cash flow plans prepared and maintained by each department. Management monitors the utilization of bank borrowings and ensures compliance with loan covenants.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

As of December 31, 2018

	Within 1 year	Over 1 year and less than 5 years	Over 5 years (i)	Contractual cash outflows	Carrying amounts
	(Thousands of yen)
Trade and other payables	3,618,028	—	—	3,618,028	3,618,028
Related party trade payables	5,189,472	—	—	5,189,472	5,189,472
Interest-bearing loans and borrowings	2,294,990	2,945,532	—	5,240,522	5,201,412
Other financial liabilities	1,017,582	14,868	1,364,461	2,396,911	2,255,229

	12,120,072	2,960,400	1,364,461	16,444,933	16,264,141

As of December 31, 2017

	Within 1 year	Over 1 year and less than 5 years	Over 5 years (i)	Contractual cash outflows	Carrying amounts
	(Thousands of yen)
Trade and other payables	2,151,549	—	—	2,151,549	2,151,549
Related party trade payables	3,288,093	—	—	3,288,093	3,288,093
Interest-bearing loans and borrowings	1,105,650	1,446,796	—	2,552,446	2,530,421
Other financial liabilities	342,524	5,960	719,756	1,068,240	984,098

	6,887,816	1,452,756	719,756	9,060,328	8,954,161

(i)

The Group is unable to estimate the maturity of franchise deposit liabilities over five years, as the timing of repayment is subject to closure of franchised restaurants and the Group is unable to estimate the number of closures beyond five years.